Property, Equipment and Rou Assets, Net (Tables)	12 Months Ended
Jun. 30, 2025
Property, Equipment and Rou Assets, Net [Abstract]
Schedule of Property, Equipment and ROU Assets
Property, equipment and ROU assets consisted of the following:

	June 30, 2025	June 30, 2024
	$	$
Right-of-Use Assets (leases)	1,901,468	2,135,811
Equipment	429,091	429,090
Furnishing	—	40,409

Property and equipment	2,330,559	2,605,310
Less: accumulated depreciation and amortization	(1,338,360)	(1,355,311)

Property, equipment and ROU assets, net	992,199	1,249,999